other operating income (Tables)	6 Months Ended
Jun. 30, 2020
other operating income
Schedule of other operating income

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Government assistance		$3	$5	$6	$12
Other sublet revenue	19	—	1	1	1
Investment income, gain (loss) on disposal of assets and other	21	(3)	3	(9)	12
Interest income	21(b)	1	1	2	2
Changes in business combination-related provisions	25	71	—	103	—
		$72	$10	$103	$27